SUPPLEMENTAL CASH FLOW DISCLOSURE (Details) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Interest paid	$ 69,164	$ 271,177	$ 259,401	$ 358,154	$ 400,630	$ 168,924
Fair value of common shares issued to settle convertible debentures (Note 12.2, 12.3 and 12.4)		8,861,989	2,698,789
Fair value of common shares issued and issuable for services					$ 59,796	$ 133,826
Fair value of common shares issued to Golden Harvests						109,564
Fair value of common shares issued to Golden Harvests creditor						$ 36,310
Right-of-use assets acquired through leases (Note 7)	$ 528,980	2,293,404	1,864,780	2,583,660	1,030,429	2,642,588
Conversion of debenture into common shares	2,698,789			2,698,789		916,290
Derivative liability recognized as contributed surplus upon debenture conversion						1,833,731
Note payable to HSCP used to acquire assets (Note 10.1)	$ 350,000		350,000	$ 350,000	$ 1,250,000
Note payable to PMW LLC to acquire assets (Note 10.7)		662,251
Note payable to Lender Capital, LLC to acquire Ross Lane Property (Note 10.6)		$ 1,285,000